SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Results
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Pension Risk Transfer	Total
Net premiums and other policy related revenues	$3,083	$—	$1,467	$4,550
Other net investment income, including funds withheld	1,460	401	207	2,068
Segment revenues	4,543	401	1,674	6,618
Policyholder benefit, net	(2,339)	(29)	(1,603)	(3,971)
Other insurance and reinsurance expenses	(877)	(179)	(3)	(1,059)
Operating expenses excluding transactions costs	(637)	(22)	(22)	(681)
Interest expense	(103)	(16)	—	(119)
Current income tax expense	(11)	—	(3)	(14)
Segment DOE	$576	$155	$43	774
Depreciation expense				(30)
Deferred income tax expense				(14)
Transaction costs				(40)
Net investments gains and losses, including funds withheld				348
Unrealized mark to market within insurance contracts				(180)
Other corporate activities				(61)
Net Income				$797

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Pension Risk Transfer	Total
Net premiums and other policy related revenues	$1,456	$—	$1,555	$3,011
Other net investment income, including funds withheld	717	277	120	1,114
Segment revenues	2,173	277	1,675	4,125
Policyholder benefits, net	(975)	(139)	(1,639)	(2,753)
Other insurance and reinsurance expenses	(413)	(78)	—	(491)
Operating expenses excluding transactions costs	(329)	(21)	(15)	(365)
Interest expense	(41)	—	—	(41)
Current income tax expense	(21)	—	—	(21)
Segment DOE	$394	$39	$21	454
Depreciation expense				(13)
Deferred income tax expense				(10)
Transaction costs				(31)
Net investment gains and losses, including funds withheld				(26)
Unrealized mark-to-market within insurance contracts				127
Net income				$501

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS	Direct Insurance	Reinsurance	Pension Risk Transfer	Total
Net premiums	$—	$—	$1,016	$1,016
Other net investment income, including funds withheld	—	22	—	22
Segment revenues	—	22	1,016	1,038
Policyholder benefit, net	—	7	(993)	(986)
Other insurance and reinsurance expenses	—	(9)	—	(9)
Operating expenses excluding transactions costs	—	(6)	(12)	(18)
Interest expense	—	(1)	—	(1)
Segment DOE	$—	$13	$11	24
Depreciation expense				—
Deferred income tax expense				(2)
Transaction costs				(8)
Net investments gains and losses, including funds withheld				(126)
Net loss				$(112)
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, liabilities and common equity attributable to each segment.

AS OF DEC. 31, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Pension Risk Transfer	Other[1]	Total
Assets	$43,402	$10,711	$4,970	$2,560	$61,643
Liabilities	36,204	9,654	4,797	2,139	52,794
Equity and other	7,198	1,057	173	421	8,849

AS OF DEC. 31, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Pension Risk Transfer	Other[1]	Total
Assets	$29,541	$9,316	$3,420	$1,181	$43,458
Liabilities	25,786	7,644	3,216	2,547	39,193
Equity and other	3,755	1,672	204	(1,366)	4,265

AS OF DEC. 31, 2021 US$ MILLIONS	Direct Insurance	Reinsurance	Pension Risk Transfer	Other[1]	Total
Assets	$—	$8,007	$2,487	$1,083	$11,577
Liabilities	—	6,890	2,356	986	10,232
Equity and other	—	1,117	131	97	1,345
1.Other represents assets, liabilities, mezzanine equity and equity attributable to other activities that do not constitute a segment.

Schedule of Segment Non-current Assets

AS OF DEC. 31 US$ MILLIONS	2023	2022
United States	$3,928	$1,696
Canada	41	66
Bermuda	200	8
Cayman Islands	1,379	174
Other	76	—
Total non-current assets	$5,624	$1,944